Acquisition - Net Assets Acquired (Details) - USD ($) $ in Thousands	May 14, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Estimated fair values of assets acquired and liabilities assumed
Goodwill		$ 1,196,350	$ 1,197,044	$ 1,197,353
Connolly iHealth Merger
Acquisition
Equity interests issued	$ 69,957
Percentage of current healthcare client base where cross-sell opportunities exist as a result of the merger	70.00%
Estimated fair values of assets acquired and liabilities assumed
Cash	$ 62,218
Accounts receivable	34,830
Prepaid expenses and other assets	5,516
Other long-term assets	1,237
Property and equipment	7,594
Intangible assets	543,200
Total identifiable assets acquired	654,595
Accounts payable and accrued liabilities	82,095
Deferred tax liabilities	195,948
Other long-term liabilites	904
Total liabilities assumed	278,947
Net identifiable assets acquired	375,648
Goodwill	829,141
Net assets acquired	$ 1,204,789